EARNINGS (LOSSES) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSSES) PER SHARE
Schedule of computation of basic and diluted losses per share

	Years Ended December 31,
	2021	2022	2023
Net (loss) income attributable to ordinary shareholders — basic	(465)	(1,821)	4,085
Net (loss) income attributable to ordinary shareholders — diluted	(465)	(1,821)	4,205
Weighted average ordinary shares outstanding — basic	3,114,124,244	3,111,196,757	3,183,163,131
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	—	—	44,331,080
Dilutive effect of convertible senior notes	—	—	123,927,000
Weighted average ordinary shares outstanding — diluted	3,114,124,244	3,111,196,757	3,351,421,211
Basic (losses) earnings per share	(0.15)	(0.59)	1.28
Diluted (losses) earnings per share	(0.15)	(0.59)	1.25

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of December 31,
	2021	2022	2023
Outstanding employee options and nonvested restricted stocks	53,696,490	76,939,150	53,132,230
Shares of convertible senior notes	226,827,410	120,601,000	—
Total	280,523,900	197,540,150	53,132,230